Derivatives - Disclosure of Portfolio of Credit Derivatives (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	R$ 6,853	R$ 6,416
Brazilian Government [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	3,772	3,597
Government Abroad [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	314	329
Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	2,767	2,490
Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,361	1,416
Below Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	5,492	5,000
Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	6,853	6,416
Up to one year [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,685	1,200
Up to one year [Member] | Brazilian Government [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,167	406
Up to one year [Member] | Government Abroad [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	71	144
Up to one year [Member] | Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	447	650
Up to one year [Member] | Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	300	449
Up to one year [Member] | Below Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,385	751
Up to one year [Member] | Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,685	1,200
Later than one year and not later than three years [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,913	2,412
Later than one year and not later than three years [member] | Brazilian Government [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,118	1,671
Later than one year and not later than three years [member] | Government Abroad [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	85	90
Later than one year and not later than three years [member] | Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	710	651
Later than one year and not later than three years [member] | Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	510	347
Later than one year and not later than three years [member] | Below Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,403	2,065
Later than one year and not later than three years [member] | Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,913	2,412
Later than three years and not later than five years [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	3,203	2,804
Later than three years and not later than five years [member] | Brazilian Government [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,487	1,520
Later than three years and not later than five years [member] | Government Abroad [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	156	95
Later than three years and not later than five years [member] | Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,560	1,189
Later than three years and not later than five years [member] | Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	539	620
Later than three years and not later than five years [member] | Below Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	2,664	2,184
Later than three years and not later than five years [member] | Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	3,203	R$ 2,804
Over 5 years [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	52
Over 5 years [Member] | Government Abroad [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	2
Over 5 years [Member] | Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	50
Over 5 years [Member] | Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	12
Over 5 years [Member] | Below Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	40
Over 5 years [Member] | Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	R$ 52